Share Capital and Share Premium (Details Textual)			1 Months Ended		12 Months Ended
	Jul. 10, 2017 shares	Feb. 06, 2017 shares	Jan. 20, 2017 shares	Mar. 29, 2016 USD ($) shares	Dec. 31, 2017 $ / shares shares	Jun. 30, 2018 $ / shares shares	Dec. 31, 2016 $ / shares
Share Capital and Share Premium (Textual)
Prefered stock share authorized					5,000,000	5,000,000
Prefered stock par value | $ / shares					$ 0.0001	$ 0.0001
Common stock share authorized					150,000,000	150,000,000
Common stock par value | $ / shares					$ 0.0001	$ 0.0001
Share based payment amount | $				$ 429,000
Company granted and issued	215,000		57,600
Common stock reduced		26,517,329
Outstanding shares					1,986,299	2,271,299
Reverse stock split, description		1-15 reverse stock split
Issue and fully paid common shares | $ / shares					$ 0.0001		$ 0.0001
Executive officers and directors [Member]
Share Capital and Share Premium (Textual)
Common stock granted, and subsequently issued				1,100,000
February 10, 2018 [Member]
Share Capital and Share Premium (Textual)
Common stock granted, and subsequently issued					285,000
February 6 2017 [Member]
Share Capital and Share Premium (Textual)
Outstanding shares		1,767,821